Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		6 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Short-Term Debt [Line Items]
Total		$ 173,984	$ 1,254,087
Total		5,219,510	3,792,121
Subtotal		$ 4,001,624	3,433,810
Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturities	[1]	Dec. 20, 2023
Short-term loans	[1]	$ 1,449,864	1,492,960
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.80%
Maturities	[2]	Nov. 26, 2023
Short-term loans	[2]	$ 347,967	89,579
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.15%
Maturities	[2]	Dec. 29, 2023
Short-term loans	[2]	$ 811,924	209,014
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	5.10%
Maturities	[2]	Apr. 15, 2024
Short-term loans	[2]	$ 57,995	59,718
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.80%
Maturities	[2]	Nov. 26, 2023
Short-term loans	[2]		313,522
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.15%
Maturities	[2]	Dec. 29, 2023
Short-term loans	[2]		731,551
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	5.10%
Maturities	[2]	Apr. 15, 2024
Short-term loans	[2]	$ 173,984	209,014
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	4.30%
Maturities	[3]	Jun. 16, 2023
Short-term loans	[3]	$ 434,959
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	4.30%
Maturities	[3]	Jun. 16, 2023
Short-term loans	[3]	$ 289,973
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.22%
Maturities	[3]	Jun. 18, 2022
Short-term loans	[3]		447,888
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.22%
Maturities	[3]	Jun. 22, 2022
Short-term loans	[3]		298,592
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.70%
Maturities	[2]	Jun. 01, 2022
Short-term loans	[2]
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.70%
Maturities	[2]	May 30, 2023
Short-term loans	[2]	$ 1,101,896	1,194,370
Industrial and Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.65%
Maturities		Sep. 23, 2023
Short-term loans		$ 724,932

[1]	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.
[2]	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.
[3]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.